CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONDENSED STATEMENTS OF CASH FLOWS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash provided by/(used in) operating activities	¥ 268,089	$ 38,992	¥ (418,649)	¥ (2,239,444)
Cash (used in)/provided by investing activities	153,992	22,398	615,554	(2,728,683)
Cash provided by/(used in) financing activities	(145,212)	(21,122)	(784,766)	3,627,058
Cash, cash equivalents and restricted cash at the beginning of year	484,101
Cash, cash equivalents and restricted cash at the end of year	560,356	81,500	484,101
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(23)	(3)	(385)	(163)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash provided by/(used in) operating activities	1,266	184	(5,507)	(661,029)
Cash (used in)/provided by investing activities	133,189	19,372	402,418	(3,972,014)
Cash provided by/(used in) financing activities	(134,485)	(19,560)	(98,805)	3,264,610
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(13)	(3)	(301,241)	281,764
Net decrease in cash, cash equivalents and restricted cash	(43)	(7)	(3,135)	(1,086,669)
Cash, cash equivalents and restricted cash at the beginning of year	293	43	3,428	1,090,097
Cash, cash equivalents and restricted cash at the end of year	250	36	293	3,428
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	¥ (23)	$ (3)	¥ (385)	¥ (163)